SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 50,278	$ 51,751
Business services
Disclosure of operating segments [line items]
Total assets	17,363	18,132
Infrastructure services
Disclosure of operating segments [line items]
Total assets	10,845	10,619
Industrials
Disclosure of operating segments [line items]
Total assets	22,011	22,742
Corporate and Other
Disclosure of operating segments [line items]
Total assets	$ 59	$ 258